Business Combination	12 Months Ended
Mar. 31, 2023
Business Combination

42. Business Combination

Yatra for Business Private Limited (formerly known as Air Travel Bureau Private Limited)

On July 20, 2017, Yatra India agreed to acquire all of the outstanding shares of Yatra for Business Private Limited (formerly known as Air Travel Bureau Private Limited) (“Yatra for Business”) pursuant to a Share Purchase Agreement by and among Yatra India, Yatra for Business and the sellers party thereto (the “Share Purchase Agreement”).

Pursuant to the terms of the Share Purchase Agreement, we: (a) acquired a majority of the outstanding shares of Yatra for Business on August 4, 2017 in exchange for a payment of approximately INR 510 million and (b) agreed to acquire the balance of the outstanding shares of Yatra for Business in exchange for a final payment (the “Final Payment”) to be made at a second closing (the “Second Closing). To date the Second Closing has not occurred, as Yatra India and the Sellers have not yet agreed on the computation for the Final Payment.

The Group had accounted for the transaction under IFRS 3, “Business Combinations”.

As part of the share purchase agreement with the previous owner of ATB, a contingent consideration is to be paid based on certain performance conditions of the acquired business.

As at the acquisition date, purchase consideration had been fair valued at INR 1,120,510 out of which INR 509,999 had been paid upfront and remaining amount represents the fair value of the contingent consideration.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

A reconciliation of fair value measurement of the contingent consideration liability is provided below:

As at April 1, 2017	-
Liability arising on business combination	610,383
Unrealised fair value changes recognised in profit or loss	294,344
As at March 31, 2018	904,727
Unrealised fair value changes recognised in profit or loss	485,282
Advance paid	200,000
As at March 31, 2019	1,190,009
Unrealised fair value changes recognised in profit or loss	(390,009)
As at March 31, 2020	800,000
Final payment*	(800,000)
As at March 31, 2021	-

*	Contingent consideration paid of INR 800,000 is presented in Statement of Cash flows as follow:

Investing activities: Representing cash payments up to the amount of INR 610,383 recognised for the acquisition–date fair value of the contingent consideration less payment contingent consideration of INR 200,000 during year ended March 31, 2019	410,383
Operating Activities: Representing cash payment for contingent consideration in excess of the amount that was recorded on the acquisition date	389,617
Total	800,000

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)